PRINCIPAL ACCOUNTING POLICIES - Share-Based Compensation (Details)	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2019 ¥ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 ¥ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 ¥ / shares	Dec. 31, 2016 ¥ / shares
Share based compensation
Weighted average fair value per stock option on grant date (in dollars or CNY per share) | (per share)	$ 22.12	¥ 153.95	$ 21.53	¥ 148.05	$ 15.62	¥ 101.63	¥ 101.63
Risk-free interest rate (as a percent)					1.61%	1.61%
Expected life (years)	4 years	4 years	4 years	4 years	4 years	4 years
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Volatility (as a percent)			32.00%	32.00%	32.00%	32.00%
Weighted average fair value of the common share on date of option grant	$ 69.46		$ 73.46		$ 56.68
Minimum
Share based compensation
Risk-free interest rate (as a percent)	1.61%	1.61%	2.41%	2.41%
Volatility (as a percent)	35.00%	35.00%
Maximum
Share based compensation
Risk-free interest rate (as a percent)	2.47%	2.47%	2.75%	2.75%
Volatility (as a percent)	38.00%	38.00%